LOANS - Consumer Loan Delinquency (Details) $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) payment re-aging	Dec. 31, 2015 USD ($)
Loans receivable
Loans, net of unearned income	$ 624,369	$ 617,617
Loans at fair value	$ 3,486	5,005
Open-ended consumer loans
Loans receivable
Minimum number of payments made consecutively for the loans to be re-aged | payment	3
Consumer
Loans receivable
Number of days past due, non-accrual status	60 days
Loans, current	$ 317,187	316,622
Loans, net of unearned income	325,063	325,454
Loans, total non-accrual	3,158	3,658
Total loans past due and accruing	$ 2,991	$ 3,537
Loans less than this number of days past due are considered current	30 days	30 days
Consumer | Minimum
Loans receivable
Minimum number of payments made consecutively for the loans to be re-aged | payment	1
Consumer | Maximum
Loans receivable
Minimum number of payments made consecutively for the loans to be re-aged | payment	3
Consumer | Less than or equal to 80%
Loans receivable
Loans	$ 58,718	$ 60,463
Consumer | 80% but less than or equal to 100%
Loans receivable
Loans	7,120	9,625
Consumer | Greater than 100%
Loans receivable
Loans	1,629	3,153
Consumer | Less than 620
Loans receivable
Loans	13,088	13,228
Consumer | ≥ 620 but less than 660
Loans receivable
Loans	15,431	15,160
Consumer | Equal to or greater than 660
Loans receivable
Loans	172,145	158,740
Consumer | Government-guaranteed
Loans receivable
Loans, past due	1,474	2,318
Consumer | 30 to 89 Days Past Due
Loans receivable
Loans, past due	3,275	3,461
Consumer | Equal to greater than 90 days past due
Loans receivable
Loans, past due	$ 3,127	$ 3,053
Consumer | Residential first mortgages
Loans receivable
Number of days past due, non-accrual status	90 days	90 days
Loans at fair value	$ 29	$ 34
Consumer | Residential first mortgages | Less than or equal to 80%
Loans receivable
Loans	45,849	46,559
Consumer | Residential first mortgages | 80% but less than or equal to 100%
Loans receivable
Loans	3,467	4,478
Consumer | Residential first mortgages | Greater than 100%
Loans receivable
Loans	324	626
Consumer | Residential first mortgages | Less than 620
Loans receivable
Loans	2,744	3,483
Consumer | Residential first mortgages | ≥ 620 but less than 660
Loans receivable
Loans	2,422	3,036
Consumer | Residential first mortgages | Equal to or greater than 660
Loans receivable
Loans	$ 44,279	45,047
Consumer | Home equity loans
Loans receivable
Number of days past due, non-accrual status	90 days
Consumer | Home equity loans | Less than or equal to 80%
Loans receivable
Loans	$ 12,869	13,904
Consumer | Home equity loans | 80% but less than or equal to 100%
Loans receivable
Loans	3,653	5,147
Consumer | Home equity loans | Greater than 100%
Loans receivable
Loans	1,305	2,527
Consumer | Home equity loans | Less than 620
Loans receivable
Loans	1,750	2,067
Consumer | Home equity loans | ≥ 620 but less than 660
Loans receivable
Loans	1,418	1,782
Consumer | Home equity loans | Equal to or greater than 660
Loans receivable
Loans	$ 14,743	17,837
Consumer | Credit cards
Loans receivable
Number of days past due, non-accrual status	180 days
Consumer | Credit cards | Less than 620
Loans receivable
Loans	$ 8,310	7,341
Consumer | Credit cards | ≥ 620 but less than 660
Loans receivable
Loans	11,320	10,072
Consumer | Credit cards | Equal to or greater than 660
Loans receivable
Loans	$ 110,522	93,194
Consumer | Installment and other
Loans receivable
Number of days past due, non-accrual status	90 days
Consumer | Installment and other | Less than 620
Loans receivable
Loans	$ 284	337
Consumer | Installment and other | ≥ 620 but less than 660
Loans receivable
Loans	271	270
Consumer | Installment and other | Equal to or greater than 660
Loans receivable
Loans	$ 2,601	2,662
Consumer | Commercial market loans
Loans receivable
Number of days past due, non-accrual status	90 days
Consumer | Total GCB and Citi Holdings Consumer
Loans receivable
Loans, current	$ 317,184	316,458
Loans, net of unearned income	325,060	325,276
Loans, total non-accrual	3,158	3,633
Total loans past due and accruing	2,991	3,537
Consumer | Total GCB and Citi Holdings Consumer | Government-guaranteed
Loans receivable
Loans, past due	1,474	2,318
Consumer | Total GCB and Citi Holdings Consumer | 30 to 89 Days Past Due
Loans receivable
Loans, past due	3,275	3,454
Consumer | Total GCB and Citi Holdings Consumer | Equal to greater than 90 days past due
Loans receivable
Loans, past due	3,127	3,046
Consumer | Other
Loans receivable
Loans, current	3	164
Loans, net of unearned income	3	178
Loans, total non-accrual	0	25
Total loans past due and accruing	0	0
Consumer | Other | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | Other | 30 to 89 Days Past Due
Loans receivable
Loans, past due	0	7
Consumer | Other | Equal to greater than 90 days past due
Loans receivable
Loans, past due	$ 0	7
Consumer | Open-ended consumer loans
Loans receivable
Age modifications limitations in twelve months | re-aging	1
Age modifications limitations in five years | re-aging	2
Consumer | Unsecured Revolving Loans
Loans receivable
Number of days past due, non-accrual status	180 days
Consumer | In North America offices
Loans receivable
Loans, current	$ 213,222	199,112
Loans, net of unearned income	219,491	205,982
Loans, total non-accrual	2,160	2,511
Total loans past due and accruing	2,752	3,259
Consumer | In North America offices | Government-guaranteed
Loans receivable
Loans, past due	1,474	2,318
Consumer | In North America offices | 30 to 89 Days Past Due
Loans receivable
Loans, past due	2,365	2,374
Consumer | In North America offices | Equal to greater than 90 days past due
Loans receivable
Loans, past due	2,430	2,178
Consumer | In North America offices | Residential first mortgages
Loans receivable
Loans, current	50,766	53,146
Loans, net of unearned income	53,133	56,874
Loans, total non-accrual	848	1,216
Total loans past due and accruing	1,227	1,997
Residential first mortgage loans in process of foreclosure	100	200
Consumer | In North America offices | Residential first mortgages | Government-guaranteed
Loans receivable
Loans, past due	1,474	2,318
Consumer | In North America offices | Residential first mortgages | 30 to 89 Days Past Due
Loans receivable
Loans, past due	522	846
Consumer | In North America offices | Residential first mortgages | 30 to 89 Days Past Due | Government-guaranteed
Loans receivable
Loans, past due	200	300
Consumer | In North America offices | Residential first mortgages | Equal to greater than 90 days past due
Loans receivable
Loans, past due	371	564
Consumer | In North America offices | Residential first mortgages | Equal to greater than 90 days past due | Government-guaranteed
Loans receivable
Loans, past due	1,300	2,000
Consumer | In North America offices | Home equity loans
Loans receivable
Loans, current	18,767	22,335
Loans, net of unearned income	19,454	22,748
Loans, total non-accrual	914	1,017
Total loans past due and accruing	0	0
Home equity loans in process of foreclosure,	100	100
Consumer | In North America offices | Home equity loans | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In North America offices | Home equity loans | 30 to 89 Days Past Due
Loans receivable
Loans, past due	249	136
Consumer | In North America offices | Home equity loans | Equal to greater than 90 days past due
Loans receivable
Loans, past due	438	277
Consumer | In North America offices | Credit cards
Loans receivable
Loans, current	130,327	110,814
Loans, net of unearned income	133,301	113,353
Loans, total non-accrual	0	0
Total loans past due and accruing	1,509	1,243
Consumer | In North America offices | Credit cards | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In North America offices | Credit cards | 30 to 89 Days Past Due
Loans receivable
Loans, past due	1,465	1,296
Consumer | In North America offices | Credit cards | Equal to greater than 90 days past due
Loans receivable
Loans, past due	1,509	1,243
Consumer | In North America offices | Installment and other
Loans receivable
Loans, current	4,486	4,576
Loans, net of unearned income	4,630	4,689
Loans, total non-accrual	70	56
Total loans past due and accruing	2	2
Consumer | In North America offices | Installment and other | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In North America offices | Installment and other | 30 to 89 Days Past Due
Loans receivable
Loans, past due	106	80
Consumer | In North America offices | Installment and other | Equal to greater than 90 days past due
Loans receivable
Loans, past due	38	33
Consumer | In North America offices | Commercial market loans
Loans receivable
Loans, current	8,876	8,241
Loans, net of unearned income	8,973	8,318
Loans, total non-accrual	328	222
Total loans past due and accruing	14	17
Consumer | In North America offices | Commercial market loans | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In North America offices | Commercial market loans | 30 to 89 Days Past Due
Loans receivable
Loans, past due	23	16
Consumer | In North America offices | Commercial market loans | Equal to greater than 90 days past due
Loans receivable
Loans, past due	74	61
Consumer | In offices outside North America
Loans receivable
Loans, current	103,962	117,346
Loans, net of unearned income	105,569	119,294
Loans, total non-accrual	998	1,122
Total loans past due and accruing	239	278
Consumer | In offices outside North America | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | 30 to 89 Days Past Due
Loans receivable
Loans, past due	910	1,080
Consumer | In offices outside North America | Equal to greater than 90 days past due
Loans receivable
Loans, past due	697	868
Consumer | In offices outside North America | Residential first mortgages
Loans receivable
Loans, current	35,862	39,551
Loans, net of unearned income	36,203	39,966
Loans, total non-accrual	360	388
Total loans past due and accruing	0	0
Residential first mortgage loans in process of foreclosure		100
Consumer | In offices outside North America | Residential first mortgages | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | Residential first mortgages | 30 to 89 Days Past Due
Loans receivable
Loans, past due	206	240
Consumer | In offices outside North America | Residential first mortgages | Equal to greater than 90 days past due
Loans receivable
Loans, past due	135	175
Consumer | In offices outside North America | Credit cards
Loans receivable
Loans, current	22,363	25,698
Loans, net of unearned income	23,055	26,617
Loans, total non-accrual	258	261
Total loans past due and accruing	239	278
Consumer | In offices outside North America | Credit cards | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | Credit cards | 30 to 89 Days Past Due
Loans receivable
Loans, past due	368	477
Consumer | In offices outside North America | Credit cards | Equal to greater than 90 days past due
Loans receivable
Loans, past due	324	442
Consumer | In offices outside North America | Installment and other
Loans receivable
Loans, current	22,683	27,664
Loans, net of unearned income	23,073	28,201
Loans, total non-accrual	163	226
Total loans past due and accruing	0	0
Consumer | In offices outside North America | Installment and other | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | Installment and other | 30 to 89 Days Past Due
Loans receivable
Loans, past due	264	317
Consumer | In offices outside North America | Installment and other | Equal to greater than 90 days past due
Loans receivable
Loans, past due	126	220
Consumer | In offices outside North America | Commercial market loans
Loans receivable
Loans, current	23,054	24,433
Loans, net of unearned income	23,238	24,510
Loans, total non-accrual	217	247
Total loans past due and accruing	0	0
Consumer | In offices outside North America | Commercial market loans | Government-guaranteed
Loans receivable
Loans, past due	0	0
Consumer | In offices outside North America | Commercial market loans | 30 to 89 Days Past Due
Loans receivable
Loans, past due	72	46
Consumer | In offices outside North America | Commercial market loans | Equal to greater than 90 days past due
Loans receivable
Loans, past due	$ 112	$ 31